INCOME TAXES Schedule of components of earnings (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Canadian	$ 15,480	$ 2,611	$ 3,604
Foreign	4,215	(4,225)	(21,734)
Earnings (loss) before income taxes	$ 19,695	$ (1,614)	$ (18,130)